Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Key Sources of Estimation Uncertainty [Line Items]
Balance receivable	$ 5,829
Impairment of non-financial assets [Member]
Key Sources of Estimation Uncertainty [Line Items]
Recognized impairment losses	$ 37,226